Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Cost
Total cost	$ 5,201,844	$ 5,199,004
Accumulated amortization	(1,700,537)	(1,639,212)
Net book value	3,501,307	3,559,792
Customer relationships
Cost
Total cost	4,131,176	4,129,501
Order backlog
Cost
Total cost	544,618	543,933
Trade names & brands
Cost
Total cost	204,631	204,588
Patient database
Cost
Total cost	170,409	170,324
Technology assets
Cost
Total cost	$ 151,010	$ 150,658